Net (Loss)/Income per Share - The computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ 86,504	$ 12,542	¥ (127,250)	¥ (82,184)
Less: accretions to preferred shares redemption value | ¥				(154,066)
Less: net loss attributable to the non-controlling interest shareholders	(13)	(2)
Net (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders	¥ 86,517	$ 12,544	¥ (127,250)	¥ (236,250)
Denominator:
Weighted average number of ordinary shares outstanding, basic	1,036,485,949	1,036,485,949	991,715,849	883,202,412
Share options	852,691	852,691
Restricted shares	1,279,270	1,279,270
Weighted average number of ordinary shares outstanding, diluted	1,038,617,910	1,038,617,910	991,715,849	883,202,412
Basic net (loss)/income per share attributable to Lizhi Inc.'s ordinary shareholders | (per share)	¥ 0.08	$ 0.01	¥ (0.13)	¥ (0.27)
Diluted net (loss)/income per share attributable to Lizhi Inc.'s ordinary shareholders | (per share)	¥ 0.08	$ 0.01	¥ (0.13)	¥ (0.27)